Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 11,644	$ 23,443	$ 25,284
Short-term investments	9,981	12,917	35,182
Prepaid expenses and other current assets	3,378	1,681	887
Total current assets	25,003	38,041	61,353
Property and equipment, net	190	245	309
Right-of-use assets	294	483	1,124
Other assets	331	327	59
Total assets	25,818	39,096	62,845
Current liabilities:
Accounts payable	7,704	4,487	3,522
Accrued liabilities	7,497	8,488	6,597
Deferred revenue	4,601	3,610	1,887
Lease liabilities, current portion	312	369	614
Total current liabilities	20,114	16,954	12,620
Lease liabilities, less current portion	0	141	542
Total liabilities	20,114	17,095	13,162
Commitment and contingencies (Note 10)
Convertible preferred stock	158,707	158,707	158,707
Stockholders' deficit:
Common Stock	31	31	31
Additional paid-in capital	8,853	7,991	6,750
Accumulated deficit	(161,870)	(144,724)	(115,808)
Accumulated other comprehensive income (loss)	(17)	(4)	3
Total stockholders' deficit	(153,003)	(136,706)	(109,024)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 25,818	$ 39,096	$ 62,845